UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc.

AB All Market Alternative Return Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 38.0%
Information Technology - 6.8%
Communications Equipment - 0.5%
Cisco Systems, Inc.	10,548	$331,735
Motorola Solutions, Inc.	6,227	564,664
Telefonaktiebolaget LM Ericsson-Class B	38,248	247,557

		1,143,956

Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.	19,240	560,654

Internet Software & Services - 1.4%
Alphabet, Inc.-Class A (a)	323	305,396
Alphabet, Inc.-Class C (a)	346	321,953
eBay, Inc. (a)	17,130	612,055
Facebook, Inc.-Class A (a)	3,150	533,137
MercadoLibre, Inc.	1,910	550,882
Mixi, Inc.	9,500	522,117
Moneysupermarket.com Group PLC	55,140	241,421
VeriSign, Inc. (a)	2,060	208,410

		3,295,371

IT Services - 0.4%
DXC Technology Co.	3,834	300,509
Otsuka Corp.	3,800	248,927
Visa, Inc.-Class A	720	71,683
Western Union Co. (The)-Class W	14,600	288,350

		909,469

Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc.	14,025	621,448
ASM Pacific Technology Ltd.	10,600	136,991
Broadcom Ltd.	2,780	685,715
Intel Corp.	1,827	64,804
Lam Research Corp.	3,530	562,894
STMicroelectronics NV	22,220	376,455

		2,448,307

Software - 2.1%
Adobe Systems, Inc. (a)	3,671	537,765
ANSYS, Inc. (a)	2,430	314,806
Electronic Arts, Inc. (a)	5,000	583,700
GungHo Online Entertainment, Inc.	45,000	121,584
Intuit, Inc.	4,100	562,561
Microsoft Corp.	12,972	943,064
Oracle Corp.	5,587	278,959
salesforce.com, Inc. (a)	4,646	421,857
Symantec Corp.	18,230	564,948
Trend Micro, Inc./Japan	10,100	505,124

		4,834,368

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	9,710	1,444,168
Western Digital Corp.	3,690	314,093

Company	Shares	U.S. $ Value
Xerox Corp.	18,614	$570,891

		2,329,152

		15,521,277

Consumer Discretionary - 5.9%
Auto Components - 0.2%
Magna International, Inc. (Toronto)-Class A	11,944	569,633

Automobiles - 0.3%
Ferrari NV	5,887	619,486
Mazda Motor Corp.	4,900	73,661

		693,147

Diversified Consumer Services - 0.3%
Benesse Holdings, Inc.	14,400	551,115
H&R Block, Inc.	8,190	249,795

		800,910

Hotels, Restaurants & Leisure - 1.1%
888 Holdings PLC	71,270	242,137
Aristocrat Leisure Ltd.	34,313	556,434
Genting Singapore PLC	326,300	280,355
Hilton Worldwide Holdings, Inc.	8,000	500,240
InterContinental Hotels Group PLC	3,048	172,469
Thomas Cook Group PLC	216,070	313,043
Yum! Brands, Inc.	4,509	340,339

		2,405,017

Household Durables - 0.3%
Casio Computer Co., Ltd.	21,100	345,627
Electrolux AB-Class B	12,560	429,495

		775,122

Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (a)	591	583,778
Liberty Interactive Corp. QVC Group-Class A (a)	21,940	525,244
Netflix, Inc. (a)	4,440	806,570
Rakuten, Inc.	46,000	561,898

		2,477,490

Leisure Products - 0.2%
Sankyo Co., Ltd.	14,600	479,207

Media - 1.0%
CBS Corp.-Class B	9,231	607,677
Comcast Corp.-Class A	2,660	107,597
Discovery Communications, Inc.-Class A (a)	19,977	491,434
Discovery Communications, Inc.-Class C (a)	20,612	476,756
GEDI Gruppo Editoriale SpA (a)	1,177	1,092
ITV PLC	226,600	518,190
News Corp.-Class A	969	13,866

		2,216,612

Company	Shares	U.S. $ Value
Multiline Retail - 0.5%
Dollarama, Inc.	5,710	$558,153
Next PLC	9,200	479,554

		1,037,707

Specialty Retail - 0.5%
Best Buy Co., Inc.	9,148	533,694
Home Depot, Inc. (The)	2,274	340,191
Ross Stores, Inc.	4,949	273,779

		1,147,664

Textiles, Apparel & Luxury Goods - 0.4%
Coats Group PLC	261,560	273,666
HUGO BOSS AG	7,297	550,400

		824,066

		13,426,575

Financials - 5.8%
Banks - 2.5%
Banco Bilbao Vizcaya Argentaria SA	43,330	392,036
Banco Santander SA	89,750	611,033
Bank of America Corp.	17,210	415,105
Bank of Ireland Group PLC (a)	63,255	527,913
BNP Paribas SA	3,968	307,503
BOC Hong Kong Holdings Ltd.	61,500	302,363
Citigroup, Inc.	1,430	97,883
East West Bancorp, Inc.	1,880	107,122
HSBC Holdings PLC	9,635	96,494
JPMorgan Chase & Co.	11,017	1,011,361
Nordea Bank AB	17,630	222,453
PNC Financial Services Group, Inc. (The)	4,948	637,302
Raiffeisen Bank International AG (a)	10,130	298,528
Swedbank AB-Class A	21,750	567,183
Wells Fargo & Co.	4,290	231,403

		5,825,682

Capital Markets - 0.6%
3i Group PLC	29,530	364,552
Ameriprise Financial, Inc.	4,488	650,221
Polar Capital Holdings PLC	44,500	249,238

		1,264,011

Consumer Finance - 0.7%
American Express Co.	7,702	656,442
Discover Financial Services	9,210	561,257
Navient Corp.	31,360	462,560

		1,680,259

Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc.-Class B (a)	790	138,226

Insurance - 1.9%
Aflac, Inc.	7,545	601,714
Ageas	12,720	572,638
American International Group, Inc.	10,419	681,924
Assurant, Inc.	5,234	550,983

Company	Shares	U.S. $ Value
Everest Re Group Ltd.	1,470	$385,713
Lincoln National Corp.	5,701	416,515
Mapfre SA	60,390	224,942
Marsh & McLennan Cos., Inc.	4,774	372,229
Prudential Financial, Inc.	5,805	657,300

		4,463,958

		13,372,136

Industrials - 5.5%
Aerospace & Defense - 0.4%
Boeing Co. (The)	3,511	851,277
Safran SA	1,371	129,711

		980,988

Airlines - 0.7%
Air Canada (a)	19,180	305,065
International Consolidated Airlines Group SA	27,980	213,389
Qantas Airways Ltd.	118,290	502,741
Ryanair Holdings PLC (Sponsored ADR) (a)	4,420	500,918
United Continental Holdings, Inc. (a)	1,515	102,535

		1,624,648

Commercial Services & Supplies - 0.4%
Derichebourg SA	32,160	281,750
Prosegur Cash SA (a)(b)	96,100	261,655
Toppan Printing Co., Ltd.	46,000	486,115

		1,029,520

Construction & Engineering - 0.4%
ACS Actividades de Construccion y Servicios SA	13,710	525,045
HOCHTIEF AG	2,860	510,492

		1,035,537

Electrical Equipment - 0.2%
Melrose Industries PLC	29,390	90,118
OSRAM Licht AG	3,750	312,504

		402,622

Industrial Conglomerates - 0.9%
3M Co.	1,761	354,260
CITIC Ltd.	159,000	241,582
General Electric Co.	7,730	197,965
Honeywell International, Inc.	4,115	560,134
Roper Technologies, Inc.	2,610	606,721

		1,960,662

Machinery - 0.7%
Cummins, Inc.	1,828	306,921
Fortive Corp.	9,370	606,614
Illinois Tool Works, Inc.	4,238	596,329

		1,509,864

Company	Shares	U.S. $ Value
Marine - 0.1%
Mitsui OSK Lines Ltd.	81,000	$252,094

Professional Services - 0.6%
Adecco Group AG (REG)	6,090	464,624
Nielsen Holdings PLC	13,940	599,559
RELX NV	13,320	279,779

		1,343,962

Road & Rail - 1.1%
ALD SA (a)(b)	6,950	122,259
Aurizon Holdings Ltd.	137,583	552,225
Central Japan Railway Co.	3,600	579,337
CSX Corp.	4,580	225,977
Nippon Express Co., Ltd.	85,000	542,794
Union Pacific Corp.	4,896	504,092

		2,526,684

		12,666,581

Health Care - 5.2%
Biotechnology - 1.3%
AbbVie, Inc.	11,112	776,840
Actelion Ltd. (REG) (a)	180	50,167
Amgen, Inc.	4,829	842,709
Biogen, Inc. (a)	131	37,936
Celgene Corp. (a)	2,583	349,764
Gilead Sciences, Inc.	7,099	540,163
Grifols SA	9,760	273,865

		2,871,444

Health Care Equipment & Supplies - 1.2%
Ansell Ltd.	13,880	243,874
Baxter International, Inc.	10,306	623,307
Cochlear Ltd.	4,644	530,501
CRH Medical Corp. (a)	31,040	101,828
Hoya Corp.	5,300	298,851
Straumann Holding AG	940	530,835
Varian Medical Systems, Inc. (a)	5,180	503,081

		2,832,277

Health Care Providers & Services - 1.1%
Centene Corp. (a)	405	32,165
Express Scripts Holding Co. (a)	9,438	591,196
Humana, Inc.	2,510	580,312
McKesson Corp.	1,721	278,578
Quest Diagnostics, Inc.	4,942	535,268
UnitedHealth Group, Inc.	1,485	284,838
WellCare Health Plans, Inc. (a)	1,456	257,698

		2,560,055

Life Sciences Tools & Services - 0.0%
Mettler-Toledo International, Inc. (a)	101	57,881

Pharmaceuticals - 1.6%
Allergan PLC	2,872	724,692
GlaxoSmithKline PLC	12,207	243,004

Company	Shares	U.S. $ Value
Johnson & Johnson	3,685	$489,073
Merck & Co., Inc.	10,345	660,839
Novartis AG (REG)	967	82,367
Novo Nordisk A/S-Class B	16,570	704,713
Orion Oyj-Class B	4,773	241,231
Pfizer, Inc.	13,720	454,955
Roche Holding AG	360	91,141

		3,692,015

		12,013,672

Energy - 2.7%
Energy Equipment & Services - 0.5%
Petrofac Ltd.	48,690	287,698
TechnipFMC PLC (a)	17,390	496,310
Trican Well Service Ltd. (a)	96,730	283,188

		1,067,196

Oil, Gas & Consumable Fuels - 2.2%
BP PLC	35,357	207,678
Chevron Corp.	3,675	401,273
China Aviation Oil Singapore Corp., Ltd.	210,700	254,946
Enerplus Corp.	5,880	53,058
Exxon Mobil Corp.	5,190	415,408
Inpex Corp.	48,600	472,953
Marathon Petroleum Corp.	11,530	645,565
ONEOK, Inc.	9,650	545,900
Paramount Resources Ltd.-Class A (a)	16,850	270,032
Saras SpA	107,940	248,359
Valero Energy Corp.	9,138	630,248
Veresen, Inc.	37,280	544,511
Whitehaven Coal Ltd. (a)	130,390	309,856

		4,999,787

		6,066,983

Consumer Staples - 2.6%
Beverages - 0.1%
Coca-Cola Co. (The)	1,920	88,013
PepsiCo, Inc.	344	40,114

		128,127

Food & Staples Retailing - 1.2%
Distribuidora Internacional de Alimentacion SA	83,732	563,978
Empire Co., Ltd.-Class A	15,120	245,704
J Sainsbury PLC	147,808	477,562
Jeronimo Martins SGPS SA	26,110	513,540
Wal-Mart Stores, Inc.	10,352	828,056

		2,628,840

Food Products - 1.1%
a2 Milk Co., Ltd. (a)	77,230	256,109
Campbell Soup Co.	6,715	354,753
Conagra Brands, Inc.	13,710	469,430
Kraft Heinz Co. (The)	7,520	657,699
Nestle SA (REG)	3,130	264,202

Company	Shares	U.S. $ Value
Tyson Foods, Inc.-Class A	8,974	$568,593

		2,570,786

Household Products - 0.1%
Procter & Gamble Co. (The)	2,826	256,657

Personal Products - 0.1%
Best World International Ltd.	241,500	274,162

Tobacco - 0.0%
Philip Morris International, Inc.	750	87,533

		5,946,105

Materials - 1.8%
Chemicals - 0.9%
Agrium, Inc. (Toronto)	5,954	595,806
Covestro AG (b)	6,886	533,997
Orica Ltd.	33,240	528,436
Platform Specialty Products Corp. (a)	20,230	283,422

		1,941,661

Construction Materials - 0.0%
CRH PLC	2,812	98,704

Containers & Packaging - 0.2%
CCL Industries, Inc.-Class B	10,930	523,991

Metals & Mining - 0.7%
Ausdrill Ltd.	180,070	280,269
Ivanhoe Mines Ltd. (a)	58,100	229,278
KAZ Minerals PLC (a)	31,320	296,652
Silvercorp Metals, Inc.	59,100	173,970
South32 Ltd.	256,970	599,345

		1,579,514

		4,143,870

Utilities - 1.2%
Electric Utilities - 0.7%
Chugoku Electric Power Co., Inc. (The)	47,600	521,836
Power Assets Holdings Ltd.	60,000	594,286
Tokyo Electric Power Co. Holdings, Inc. (a)	92,900	394,053

		1,510,175

Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	18,657	525,941
Centrica PLC	173,853	455,437
RWE AG (a)	7,210	151,919

		1,133,297

		2,643,472

Real Estate - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Iron Mountain, Inc.	9,150	333,335

Real Estate Management & Development - 0.3%
Hang Lung Group Ltd.	6,000	22,791

Company	Shares		U.S. $ Value
Kerry Properties Ltd.		119,000	$417,007
Yanlord Land Group Ltd.		183,700	245,319

			685,117

			1,018,452

Telecommunication Services - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.		5,254	204,906
Verizon Communications, Inc.		1,971	95,396

			300,302

Total Common Stocks (cost $83,894,698)			87,119,425

SHORT-TERM INVESTMENTS - 52.9%
Investment Companies - 31.9%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.86% (c)(d) (cost $73,060,387)		73,060,387	73,060,387

	Principal Amount (000)
Governments - Treasuries - 18.8%
Japan - 18.8%
Japan Treasury Discount Bill Series 686 Zero Coupon, 9/04/17 (cost $42,675,880)	JPY	4,750,350	43,093,923

U.S. Treasury Bills - 2.2%
U.S. Treasury Bill
Zero Coupon, 8/24/17-9/28/17 (e)	U.S.$	4,000	3,994,222
Zero Coupon, 10/26/17		1,000	997,408

(cost $4,991,630)			4,991,630

Total Short-Term Investments (cost $120,727,897)			121,145,940

Total Investments - 90.9% (cost $204,622,595) (f)			208,265,365
Other assets less liabilities - 9.1% (g)			20,817,990

Net Assets - 100.0%			$229,083,355

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	706	September 2017	$78,967,797	$77,743,525	$(1,224,272)
10 Yr Japan Bond (OSE) Futures	68	September 2017	92,650,142	92,619,892	(30,250)
Amsterdam Index Futures	9	August 2017	1,100,495	1,112,086	11,591
Brent Crude Futures	18	September 2017	851,913	951,660	99,747
CAC 40 10 Euro Futures	48	August 2017	2,956,259	2,892,261	(63,998)
Coffee ‘C’ Futures	61	September 2017	2,921,427	3,185,344	263,917
Cotton No.2 Futures	14	December 2017	478,486	482,020	3,534
DAX Index Futures	6	September 2017	2,241,310	2,150,285	(91,025)
Euro-Bund Futures	282	September 2017	54,644,966	54,064,046	(580,920)
FTSE 100 Index Futures	329	September 2017	32,007,079	31,731,449	(275,630)
FTSE/MIB Index Futures	4	September 2017	505,948	508,561	2,613
Gasoline RBOB Futures	65	August 2017	4,103,621	4,577,118	473,497
IBEX 35 Index Futures	5	August 2017	630,005	621,448	(8,557)
Lean Hogs Futures	100	October 2017	2,834,036	2,641,000	(193,036)
Live Cattle Futures	110	October 2017	5,003,055	4,925,800	(77,255)
LME Lead Futures	80	September 2017	4,181,244	4,651,000	469,756
LME Nickel Futures	124	September 2017	6,703,769	7,583,220	879,451
LME Primary Aluminum Futures	50	September 2017	2,384,195	2,385,625	1,430
LME Tin Futures	60	September 2017	5,865,183	6,213,000	347,817
LME Zinc Futures	99	September 2017	6,894,994	6,904,631	9,637
Low SU Gasoil Futures	211	September 2017	9,239,759	10,286,250	1,046,491
MSCI Singapore IX ETS Futures	1,280	August 2017	34,794,436	34,801,756	7,320
Silver Futures	86	September 2017	6,817,566	7,217,980	400,414
Soybean Meal Futures	22	December 2017	728,375	715,880	(12,495)
Soybean Oil Futures	99	December 2017	1,900,107	2,086,722	186,615
TOPIX Index Futures	240	September 2017	35,176,079	35,256,021	79,942
Sold Contracts
10 Yr Australian Bond Futures	794	September 2017	82,764,626	81,911,937	852,689
Cattle Feeder Futures	6	October 2017	431,232	438,675	(7,443)
Cocoa Futures	147	September 2017	2,768,191	3,028,200	(260,009)
Corn Futures	208	September 2017	4,018,322	3,855,800	162,522
Gold 100 OZ Futures	16	December 2017	1,966,140	2,037,440	(71,300)
Hang Seng Index Futures	22	August 2017	3,809,784	3,834,537	(24,753)
KC HRW Wheat Futures	44	September 2017	1,001,878	1,044,450	(42,572)
LME Copper Futures	35	September 2017	5,040,185	5,561,937	(521,752)
LME Lead Futures	171	September 2017	9,755,097	9,941,513	(186,416)
LME Nickel Futures	108	September 2017	5,776,861	6,604,740	(827,879)
LME Primary Aluminum Futures	69	September 2017	3,336,830	3,292,163	44,667
LME Tin Futures	6	September 2017	596,384	621,300	(24,916)
LME Zinc Futures	32	September 2017	1,959,715	2,231,800	(272,085)
Long Gilt Futures	445	September 2017	74,680,951	73,990,527	690,424
Mini MSCI EAFE Futures	335	September 2017	31,558,820	32,476,575	(917,755)
NY Harbor ULSD Futures	164	August 2017	10,182,013	11,485,051	(1,303,038)
OMXS 30 Index Futures	498	August 2017	9,687,714	9,529,713	158,001
Platinum Futures	161	October 2017	7,330,707	7,572,635	(241,928)

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Futures	693	September 2017	$84,178,192	$85,516,200	$(1,338,008)
S&P/TSX 60 Index Futures	205	September 2017	29,646,280	29,248,366	397,914
Soybean Futures	13	November 2017	609,174	654,712	(45,538)
SPI 200 Futures	308	September 2017	34,687,230	34,871,760	(184,530)
Sugar 11 (World) Futures	52	September 2017	838,073	868,358	(30,285)
U.S. T-Note 10 Yr (CBT) Futures	402	September 2017	50,594,340	50,608,031	(13,691)
Wheat (CBT) Futures	38	September 2017	854,013	901,550	(47,537)
WTI Crude Futures	89	August 2017	3,949,197	4,465,130	(515,933)

					$(2,844,817)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	4,861	USD	3,660	9/15/17	$(226,930)
Australia and New Zealand Banking Group Ltd.	NZD	46,164	USD	33,295	9/15/17	(1,347,480)
Australia and New Zealand Banking Group Ltd.	USD	1,215	AUD	1,597	9/15/17	61,552
Bank of America, NA	BRL	17,473	USD	5,502	9/05/17	(65,468)
Bank of America, NA	CAD	2,889	USD	2,166	9/15/17	(152,848)
Bank of America, NA	CNY	34,008	USD	5,041	9/15/17	(5,333)
Bank of America, NA	CZK	566,677	USD	24,414	9/15/17	(1,388,023)
Bank of America, NA	GBP	863	USD	1,126	9/15/17	(13,643)
Bank of America, NA	INR	777,517	USD	11,974	9/15/17	(96,772)
Bank of America, NA	NOK	12,886	USD	1,599	9/15/17	(41,395)
Bank of America, NA	RUB	159,543	USD	2,751	9/15/17	106,667
Bank of America, NA	SEK	11,711	USD	1,417	9/15/17	(37,229)
Bank of America, NA	USD	1,155	CAD	1,455	9/15/17	12,683
Bank of America, NA	USD	7,003	COP	21,113,812	9/15/17	32,327
Bank of America, NA	USD	3,484	EUR	3,012	9/15/17	89,378
Bank of America, NA	USD	30,698	INR	1,993,551	9/15/17	251,230
Bank of America, NA	USD	2,307	JPY	257,489	9/15/17	33,127
Bank of America, NA	USD	2,016	PEN	6,608	9/15/17	14,602
Bank of America, NA	USD	40,725	PHP	2,062,715	9/15/17	47,703
Bank of America, NA	USD	13,992	RUB	841,198	9/15/17	(49,950)
Barclays Bank PLC	HUF	1,888,816	USD	6,916	9/15/17	(451,462)
Barclays Bank PLC	IDR	102,417,483	USD	7,653	9/15/17	(5,341)
Barclays Bank PLC	SEK	8,690	USD	1,005	9/15/17	(74,389)
Barclays Bank PLC	TWD	98,026	USD	3,258	9/15/17	7,062
Barclays Bank PLC	USD	1,046	CAD	1,394	9/15/17	72,532
Barclays Bank PLC	USD	1,409	CNY	9,611	9/15/17	17,380
Barclays Bank PLC	USD	31,747	PLN	118,806	9/15/17	1,292,216
Barclays Bank PLC	USD	5,347	SEK	46,256	9/15/17	395,966
BNP Paribas SA	AUD	2,699	USD	2,043	9/15/17	(115,460)
BNP Paribas SA	CAD	32,662	USD	24,299	9/15/17	(1,915,744)
BNP Paribas SA	GBP	8,221	USD	10,682	9/15/17	(180,740)
BNP Paribas SA	JPY	606,146	USD	5,366	9/15/17	(142,994)
BNP Paribas SA	KRW	5,492,195	USD	4,944	9/15/17	38,945
BNP Paribas SA	PEN	3,724	USD	1,142	9/15/17	(2,130)
BNP Paribas SA	SEK	70,019	USD	8,562	9/15/17	(132,039)
BNP Paribas SA	TRY	51,601	USD	14,333	9/15/17	(127,303)
BNP Paribas SA	USD	18,110	AUD	23,534	9/15/17	706,684
BNP Paribas SA	USD	26,292	CAD	33,516	9/15/17	608,080
BNP Paribas SA	USD	2,538	MXN	44,984	9/15/17	(28,537)
BNP Paribas SA	USD	16,599	NZD	22,087	9/15/17	(24,511)
Credit Suisse International	AUD	35,100	USD	25,913	9/15/17	(2,151,967)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	CLP	1,168,668	USD	1,734	9/15/17	$(62,889)
Credit Suisse International	COP	21,853,902	USD	7,386	9/15/17	104,592
Credit Suisse International	CZK	20,643	USD	903	9/15/17	(37,281)
Credit Suisse International	PEN	17,783	USD	5,392	9/15/17	(73,023)
Credit Suisse International	USD	8,458	GBP	6,560	9/15/17	209,721
Credit Suisse International	USD	4,554	NOK	38,390	9/15/17	333,112
Deutsche Bank AG	USD	10,778	BRL	36,523	9/05/17	858,467
Deutsche Bank AG	CHF	24,362	USD	25,425	9/15/17	161,944
Deutsche Bank AG	CLP	2,129,275	USD	3,288	9/15/17	14,712
Deutsche Bank AG	CLP	7,325,557	USD	10,999	9/15/17	(263,982)
Deutsche Bank AG	GBP	6,750	USD	8,750	9/15/17	(167,955)
Deutsche Bank AG	NOK	274,878	USD	33,275	9/15/17	(1,717,244)
Deutsche Bank AG	NZD	772	USD	561	9/15/17	(18,630)
Deutsche Bank AG	USD	7,974	CHF	7,669	9/15/17	(21,284)
Deutsche Bank AG	USD	22,686	GBP	17,232	9/15/17	83,955
Deutsche Bank AG	USD	1,612	HUF	435,778	9/15/17	87,422
Deutsche Bank AG	USD	2,251	PLN	8,190	9/15/17	26,600
Deutsche Bank AG	USD	3,216	TRY	11,516	9/15/17	11,570
Goldman Sachs Bank USA	CHF	5,352	USD	5,565	9/15/17	15,220
Goldman Sachs Bank USA	USD	755	COP	2,313,585	9/15/17	15,568
JPMorgan Chase Bank, NA	USD	3,453	BRL	11,511	9/05/17	214,826
JPMorgan Chase Bank, NA	GBP	405	USD	517	9/15/17	(18,055)
JPMorgan Chase Bank, NA	PEN	3,076	USD	931	9/15/17	(14,747)
JPMorgan Chase Bank, NA	PHP	1,266,450	USD	24,879	9/15/17	(154,541)
JPMorgan Chase Bank, NA	USD	876	GBP	686	9/15/17	30,582
JPMorgan Chase Bank, NA	USD	9,235	IDR	123,820,256	9/15/17	23,708
JPMorgan Chase Bank, NA	USD	9,764	INR	634,566	9/15/17	87,486
JPMorgan Chase Bank, NA	USD	4,543	KRW	5,175,286	9/15/17	79,032
JPMorgan Chase Bank, NA	USD	802	SGD	1,107	9/15/17	15,442
JPMorgan Chase Bank, NA	USD	230	TWD	7,002	9/15/17	2,345
Morgan Stanley & Co., Inc.	AUD	19,502	USD	15,598	9/15/17	4,960
Morgan Stanley & Co., Inc.	CAD	20,396	USD	16,110	9/15/17	(260,232)
Morgan Stanley & Co., Inc.	CHF	7,617	USD	7,976	9/15/17	77,135
Morgan Stanley & Co., Inc.	EUR	26,569	USD	30,935	9/15/17	(590,584)
Morgan Stanley & Co., Inc.	GBP	2,075	USD	2,682	9/15/17	(59,292)
Morgan Stanley & Co., Inc.	HUF	781,829	USD	2,953	9/15/17	(97,266)
Morgan Stanley & Co., Inc.	MXN	115,344	USD	6,326	9/15/17	(107,142)
Morgan Stanley & Co., Inc.	NOK	4,797	USD	565	9/15/17	(45,207)
Morgan Stanley & Co., Inc.	PLN	814	USD	219	9/15/17	(7,554)
Morgan Stanley & Co., Inc.	SEK	170,712	USD	20,266	9/15/17	(929,575)
Morgan Stanley & Co., Inc.	USD	7,660	CAD	9,967	9/15/17	339,442
Morgan Stanley & Co., Inc.	USD	6,012	EUR	5,317	9/15/17	297,117
Morgan Stanley & Co., Inc.	USD	14,706	JPY	1,632,975	9/15/17	135,477
Morgan Stanley & Co., Inc.	USD	15,647	MXN	287,160	9/15/17	369,679
Morgan Stanley & Co., Inc.	USD	13,397	NOK	110,814	9/15/17	709,653
Morgan Stanley & Co., Inc.	USD	21,171	NZD	29,013	9/15/17	600,004
Morgan Stanley & Co., Inc.	USD	848	SEK	7,170	9/15/17	42,495
Morgan Stanley & Co., Inc.	USD	935	ZAR	12,313	9/15/17	(7,819)
Morgan Stanley & Co., Inc.	ZAR	43,623	USD	3,345	9/15/17	59,011
Nomura Global Financial Products, Inc.	JPY	4,750,328	USD	42,986	9/06/17	(166,343)
Nomura Global Financial Products, Inc.	JPY	347,341	USD	3,088	9/15/17	(68,379)
Nomura Global Financial Products, Inc.	USD	14,466	JPY	1,608,804	9/15/17	155,097
Standard Chartered Bank	CLP	81,700	USD	123	9/15/17	(2,571)
Standard Chartered Bank	KRW	22,189,476	USD	19,759	9/15/17	(57,874)
Standard Chartered Bank	TWD	955,505	USD	31,771	9/15/17	84,676
Standard Chartered Bank	USD	4,120	CNY	28,171	9/15/17	60,904
Standard Chartered Bank	USD	22,335	IDR	299,739,458	9/15/17	77,381
Standard Chartered Bank	USD	17,464	PHP	868,650	9/15/17	(293,616)
Standard Chartered Bank	USD	21,929	TRY	79,320	9/15/17	299,871
Standard Chartered Bank	ZAR	257,156	USD	19,824	9/15/17	451,010
State Street Bank & Trust Co.	AUD	433	USD	326	9/15/17	(20,089)
State Street Bank & Trust Co.	CAD	781	USD	589	9/15/17	(38,036)
State Street Bank & Trust Co.	CHF	466	USD	484	9/15/17	1,043

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CHF	111	USD	114	9/15/17	$(1,094)
State Street Bank & Trust Co.	EUR	3,550	USD	3,994	9/15/17	(218,092)
State Street Bank & Trust Co.	GBP	312	USD	405	9/15/17	(7,147)
State Street Bank & Trust Co.	JPY	34,748	USD	317	9/15/17	1,385
State Street Bank & Trust Co.	JPY	71,897	USD	638	9/15/17	(15,179)
State Street Bank & Trust Co.	NOK	3,506	USD	419	9/15/17	(27,092)
State Street Bank & Trust Co.	NZD	1,412	USD	982	9/15/17	(77,891)
State Street Bank & Trust Co.	SEK	10,363	USD	1,195	9/15/17	(91,894)
State Street Bank & Trust Co.	SGD	1,821	USD	1,299	9/15/17	(45,744)
State Street Bank & Trust Co.	THB	1,049,537	USD	31,064	9/15/17	(483,369)
State Street Bank & Trust Co.	USD	534	CHF	535	9/15/17	20,562
State Street Bank & Trust Co.	USD	44	CHF	42	9/15/17	(159)
State Street Bank & Trust Co.	USD	38,950	EUR	34,579	9/15/17	2,079,235
State Street Bank & Trust Co.	USD	254	GBP	196	9/15/17	4,779
State Street Bank & Trust Co.	USD	313	JPY	35,302	9/15/17	7,976
State Street Bank & Trust Co.	USD	16,483	JPY	1,808,259	9/15/17	(49,316)
State Street Bank & Trust Co.	USD	1,328	NOK	11,220	9/15/17	99,827
State Street Bank & Trust Co.	USD	501	NZD	713	9/15/17	33,726
State Street Bank & Trust Co.	USD	813	SEK	7,019	9/15/17	58,833
State Street Bank & Trust Co.	USD	198	SGD	274	9/15/17	4,661

						$(2,855,498)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NOK	14,470	4/03/27	6 Month NIBOR	1.909%	$(10,727)
Morgan Stanley & Co., LLC/(CME Group)		540,090	5/02/27	6 Month NIBOR	1.901%	(530,875)
Morgan Stanley & Co., LLC/(CME Group)	CHF	27,850	5/02/27	6 Month LIBOR	0.135%	(452,480)
Morgan Stanley & Co., LLC/(CME Group)	NZD	28,580	6/07/27	3.225%	3 Month BKBM	58,738

Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NOK	40,760	7/21/27	6 Month NIBOR	1.985%	$(13,040)
Morgan Stanley & Co., LLC/(CME Group)	NZD	13,700	7/21/27	3.305%	3 Month BKBM	(20,861)
Morgan Stanley & Co., LLC/(CME Group)	CHF	37,810	7/31/27	6 Month LIBOR	0.300%	(132,895)
Morgan Stanley & Co., LLC/(CME Group)	SEK	34,950	7/31/27	1.215%	6 Month STIBOR	34,881

						$(1,067,259)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley & Co. International PLC MSCBGABG	$245,794	0.30%	USD	42,250	7/16/18	$(298,911)
Morgan Stanley Capital Services LLC MSCBGABG	242,985	0.30%	USD	42,200	8/15/18	(728,445)

						$(1,027,356)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)			Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Euro STOXX 50 Index 10/20/17*	16.50%	EUR	1		$(16,782)	$	– 0	–	$(16,782)
FTSE 100 Index 10/20/17*	13.00	GBP	– 0	–**	(3,352)		– 0	–	(3,352)
S&P 500 Index 10/20/17*	12.85	$	– 0	–**	2,605		– 0	–	2,605
S&P/ASX 200 Index 10/19/17*	13.70	AUD	– 0	–**	(2,454)		– 0	–	(2,454)
Deutsche Bank AG
iShares MSCI Emerging Market 10/20/17*	17.75	$	– 0	–**	(38,329)		– 0	–	(38,329)
Nasdaq 100 Stock Index 10/20/17*	17.50		1		12,727		– 0	–	12,727
Russell 2000 Index 10/20/17*	17.05		60		2,054		– 0	–	2,054
UBS AG
Nikkei 225 Index 10/13/17*	16.10	JPY	– 0	–**	(6,140)		– 0	–	(6,140)
Sale Contracts
Bank of America, NA
Euro STOXX 50 Index 8/18/17*	12.40	EUR	– 0	–**	(9,571)		– 0	–	(9,571)

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)			Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
FTSE 100 Index
8/18/17*	9.90	GBP	1		$(11,819)	$	– 0	–	$(11,819)
S&P 500 Index 8/18/17*	11.45	$	– 0	–**	24,540		– 0	–	24,540
Citibank, NA
Euro STOXX 50 Index
8/18/17*	14.40	EUR	1		14,143		– 0	–	14,143
Deutsche Bank AG
iShares MSCI Emerging
Market 8/18/17*	13.80	$	1		7,583		– 0	–	7,583
Goldman Sachs International
S&P 500 Index 8/18/17*	9.75		– 0	–**	21,349		– 0	–	21,349
HSBC Bank USA, NA
Nikkei 225 Index
8/10/17*	14.15	JPY	30		54,062		– 0	–	54,062

					$50,616	$	– 0	–	$50,616

*	Termination date
**	Notional amount less than $500.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $917,911 or 0.4% of net assets.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	As of July 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,673,606 and gross unrealized depreciation of investments was $(1,030,836), resulting in net unrealized appreciation of $3,642,770.
(g)	An amount of U.S. 23,181,066, has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2017.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso

PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
ASX	-	Australian Stock Exchange
BKBM	-	Bank Bill Benchmark (New Zealand)
CAC	-	Cotation Assistée en Continu (Continuous Assisted Quotation)
CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
DAX	-	Deutscher Aktien Index (German Stock Index)
EAFE	-	Europe, Australia, and Far East
ETS	-	Emission Trading Scheme
FTSE	-	Financial Times Stock Exchange
IBEX	-	International Business Exchange
KC HRW	-	Kansas City Hard Red Winter
LIBOR	-	London Interbank Offered Rates
LME	-	London Metal Exchange
MIB	-	Milano Italia Borsa
MSCI	-	Morgan Stanley Capital International
NIBOR	-	Norwegian Interbank Offered Rate
OMXS	-	Stockholm Stock Exchange
OSE	-	Osaka Securities Exchange
RBOB	-	Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
ULSD	-	Ultra-Low Sulfur Diesel
WTI	-	West Texas Intermediate

AB Cap Fund, Inc.

All Market Alternative Return Portfolio

July 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$13,121,101		$2,400,176		$	– 0	–	$15,521,277
Consumer Discretionary	7,494,549		5,932,026			– 0	–	13,426,575
Financials	9,412,411		3,959,725			– 0	–	13,372,136
Industrials	6,792,399		5,874,182			– 0	–	12,666,581
Health Care	8,723,123		3,290,549			– 0	–	12,013,672
Energy	4,285,493		1,781,490			– 0	–	6,066,983
Consumer Staples	3,596,552		2,349,553			– 0	–	5,946,105
Materials	1,806,467		2,337,403			– 0	–	4,143,870
Utilities	525,941		2,117,531			– 0	–	2,643,472
Real Estate	333,335		685,117			– 0	–	1,018,452
Telecommunication Services	300,302		– 0	–		– 0	–	300,302
Short-Term Investments:
Investment Companies	73,060,387		– 0	–		– 0	–	73,060,387
Governments - Treasuries	– 0	–	43,093,923			– 0	–	43,093,923
U.S. Treasury Bills	– 0	–	4,991,630			– 0	–	4,991,630

Total Investments in Securities	129,452,060		78,813,305			– 0	–	208,265,365
Other Financial Instruments(a):
Assets:
Futures	6,330,522		259,467			– 0	–	6,589,989
Forward Currency Exchange Contracts	– 0	–	12,240,377			– 0	–	12,240,377
Centrally Cleared Interest Rate Swaps	– 0	–	93,619			– 0	–	93,619
Variance Swaps	– 0	–	139,063			– 0	–	139,063
Liabilities:
Futures	(8,786,313)		(648,493)			– 0	–	(9,434,806)
Forward Currency Exchange Contracts	– 0	–	(15,095,875)			– 0	–	(15,095,875)
Centrally Cleared Interest Rate Swaps	– 0	–	(1,160,878)			– 0	–	(1,160,878)
Total Return Swaps	– 0	–	(1,027,356)			– 0	–	(1,027,356)
Variance Swaps	– 0	–	(88,447)			– 0	–	(88,447)

Total(b)	$126,996,269		$73,524,782		$	– 0	–	$200,521,051

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the nine months ended July 31, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/17 (000)	Dividend Income (000)
$6,171	$311,031	$244,142	$73,060	$57

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 22, 2017